Pay vs Performance Disclosure	12 Months Ended
	May 28, 2023 USD ($)	May 28, 2022 USD ($)	May 28, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the company. For further information concerning our pay for performance philosophy and how we align executive compensation with the company’s performance, please review the Compensation Discussion and Analysis beginning on page 47.

The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table (“SCT”) on page 58, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

Fiscal Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Other NEOs[1]	Average Compensation Actually Paid to Other NEOs[2]	Total Shareholder Return	Peer Group Total Shareholder Return[3]	GAAP Net Income ($ Millions)	Company Selected Measure: Organic Net Sales Growth[4]
2023	$16,385,646	$33,137,997	$4,607,312	$7,806,270	$145.39	$137.43	$2,594	10.8%
2022	$12,266,195	$27,692,522	$3,574,805	$6,900,889	$118.28	$124.42	$2,707	5.1%
2021	$15,572,682	$12,882,059	$3,899,324	$3,540,484	$103.08	$118.79	$2,340	4.0%

Company Selected Measure Name	Organic Net Sales Growth
Named Executive Officers, Footnote [Text Block]
[1]	The PEO was Jeffrey L. Harmening for all years in the table. The Other NEOs were Jon Nudi (all years), Kofi Bruce (all years), Jaime Montemayor (all years), Karen Wilson Thissen (2023), John Church (2022 and 2021), and Richard Allendorf (2022).

Peer Group Issuers, Footnote [Text Block]
[3]	Reflects total shareholder return indexed to $100 for the S&P 500 Packaged Foods & Meats Index, which is an industry line peer group reported in the Company’s 2023 Annual Report. Total shareholder return is calculated based on a fixed investment of $100 measured form the market close on the last trading day of fiscal 2000 through and including the end of the fiscal year for each fiscal year reported in the table.

PEO Total Compensation Amount	$ 16,385,646	$ 12,266,195	$ 15,572,682
PEO Actually Paid Compensation Amount	$ 33,137,997	27,692,522	12,882,059
Adjustment To PEO Compensation, Footnote [Text Block]
[2]	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the SCT amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Option Awards” columns from the SCT and the amount of the change in the actuarial present value of the NEO’s accumulated benefit under all defined benefits and actuarial pension plans are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:

	2023		2022		2021
Adjustments ($)	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	16,385,646	4,607,312	12,266,195	3,574,805	15,572,682	3,899,324
Adjustments for defined benefit pension plans:
(Deduct): Aggregate change in actuarial present value included in SCT Total for covered fiscal year	(2,465,417)	(519,335)	(532,823)	(104,923)	(5,207,167)	(851,860)
Add: Service cost for the covered fiscal year	571,092	116,362	714,084	131,563	773,888	137,918
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards:
(Deduct): Stock awards and option awards totals as included in SCT Total for the covered fiscal year	(8,712,776)	(1,985,541)	(6,681,906)	(1,664,555)	(6,389,882)	(1,540,460)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	14,416,380	3,259,643	11,309,572	2,744,361	6,742,606	1,625,494
Add/(Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	11,723,650	2,122,473	10,635,344	2,189,602	844,570	151,497
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	567,670	74,731	(708,868)	(125,699)	(75,360)	(18,385)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	651,752	130,625	690,924	155,735	620,722	136,956
CAP Amounts (as calculated)	33,137,997	7,806,270	27,692,522	6,900,889	12,882,059	3,540,484

Non-PEO NEO Average Total Compensation Amount	$ 4,607,312	3,574,805	3,899,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,806,270	6,900,889	3,540,484
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[2]	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the SCT amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Option Awards” columns from the SCT and the amount of the change in the actuarial present value of the NEO’s accumulated benefit under all defined benefits and actuarial pension plans are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:

	2023		2022		2021
Adjustments ($)	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	16,385,646	4,607,312	12,266,195	3,574,805	15,572,682	3,899,324
Adjustments for defined benefit pension plans:
(Deduct): Aggregate change in actuarial present value included in SCT Total for covered fiscal year	(2,465,417)	(519,335)	(532,823)	(104,923)	(5,207,167)	(851,860)
Add: Service cost for the covered fiscal year	571,092	116,362	714,084	131,563	773,888	137,918
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards:
(Deduct): Stock awards and option awards totals as included in SCT Total for the covered fiscal year	(8,712,776)	(1,985,541)	(6,681,906)	(1,664,555)	(6,389,882)	(1,540,460)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	14,416,380	3,259,643	11,309,572	2,744,361	6,742,606	1,625,494
Add/(Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	11,723,650	2,122,473	10,635,344	2,189,602	844,570	151,497
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add/(Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	567,670	74,731	(708,868)	(125,699)	(75,360)	(18,385)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	651,752	130,625	690,924	155,735	620,722	136,956
CAP Amounts (as calculated)	33,137,997	7,806,270	27,692,522	6,900,889	12,882,059	3,540,484

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
TSR	Net Income

Organic Net Sales Growth

Compensation Actually Paid vs. Net Income [Text Block]
TSR	Net Income

Organic Net Sales Growth

Compensation Actually Paid vs. Company Selected Measure [Text Block]
TSR	Net Income

Organic Net Sales Growth

Tabular List [Table Text Block]

Financial Performance Measures

The following table lists the three performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid in fiscal 2023 to company performance.

Organic Net Sales Growth*
Adjusted Operating Profit Growth*
Cumulative Operating Cash Flow

Total Shareholder Return Amount	$ 145.39	118.28	103.08
Peer Group Total Shareholder Return Amount	137.43	124.42	118.79
Net Income (Loss) Attributable to Parent	$ 2,594,000,000	$ 2,707,000,000	$ 2,340,000,000
Company Selected Measure Amount	0.108	0.051	0.040
PEO Name	Jeffrey L. Harmening	Jeffrey L. Harmening	Jeffrey L. Harmening
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Net Sales Growth*
Non-GAAP Measure Description [Text Block]
[4]	Values shown reflect the Organic Net Sales Growth, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to the company’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit Growth*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Operating Cash Flow
P E O Deductaggregate Change In Actuarial Present Value Included In S C T Total For Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,465,417)	$ (532,823)	$ (5,207,167)
Non P E O Deductaggregate Change In Actuarial Present Value Included In S C T Total For Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(519,335)	(104,923)	(851,860)
P E O Add Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	571,092	714,084	773,888
Non P E O Add Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	116,362	131,563	137,918
P E O Addprior Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Addprior Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Deduct Stock Awards And Option Awards Totals As Included In S C T Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,712,776)	(6,681,906)	(6,389,882)
Non P E O Deduct Stock Awards And Option Awards Totals As Included In S C T Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,985,541)	(1,664,555)	(1,540,460)
P E O Add Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,416,380	11,309,572	6,742,606
Non P E O Add Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,259,643	2,744,361	1,625,494
P E O Adddeduct Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,723,650	10,635,344	844,570
Non P E O Adddeduct Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,122,473	2,189,602	151,497
P E O Add Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Add Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adddeduct Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	567,670	(708,868)	(75,360)
Non P E O Adddeduct Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,731	(125,699)	(18,385)
P E O Deduct Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Deduct Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adddividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The S C T Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	651,752	690,924	620,722
Non P E O Adddividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The S C T Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 130,625	$ 155,735	$ 136,956